Consolidated Statements of Cash Flows (Parenthetical) - Tradeweb Markets LLC - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Cash	$ 410,104,000
Restricted cash	1,200,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 411,304,000	$ 351,383,000
Predecessor
Cash		350,183,000	$ 352,598,000	$ 324,074,000
Restricted cash		1,200,000	1,200,000	1,000,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total		$ 351,383,000	$ 353,798,000	$ 325,074,000